Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Detailed Information About Other Current Assets	As of December 31, 2023 and 2022, assets held for sale and other current assets were detailed as follows:

		2023	2022
Other current assets	$	142	115
Assets held for sale		49	68

	$	191	183